Related party transactions - Trade and other receivables (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Related party transactions
Trade and other receivables	$ 3,317
Castcrown Ltd
Related party transactions
Trade and other receivables	257
Lightmap Ltd | Castcrown Ltd
Related party transactions
Trade and other receivables	123
Nexters Armenia LLC | Castcrown Ltd
Related party transactions
Trade and other receivables	$ 134